Employee Benefits (Details) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 28, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) plan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 27, 2013
Target allocation and pension plan asset allocation
Contributions made to defined benefit pension plans		$ 4	$ 3
Estimated fair value of plan assets		122	120	$ 120	$ 114	$ 122	$ 120
Reconciliation of benefit obligation:
Benefit obligation at beginning of year		257	203
Service cost		10	8	9
Interest cost		10	10	8
Actuarial losses (gains)		(18)	44
Benefits paid		(8)	(7)
Plan settlement		(2)	(1)
Benefit obligation at end of year		249	257	203
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		122	120
Actual return on plan assets		(4)	7
Employer contributions		4	3
Benefits paid		(8)	(7)
Plan settlement			(1)
Fair value of plan assets at end of year		114	122	120
Expected future net benefit payments
2016					12
2017					12
2018					14
2019					13
2020					15
2021 - 2025					85
Agreement termination gain, before tax		1		3
Agreement termination gain, net of tax				2
Agreement termination gain unrecognized in other comprehensive income, before tax				2
Agreement termination gain unrecognized in other comprehensive income, net of tax				1
Funded status					(135)	(135)
Components of net periodic benefit cost:
Service cost		10	8	9
Interest cost		10	10	8
Expected return on plan assets		(8)	(9)	(6)
Amortization and other		5	2	6
Agreement termination gain		(1)		(3)
Net periodic benefit cost		16	11	14
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCL) before taxes
Total accumulated other comprehensive loss					$ 72	86
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2016
Amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2016		4
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement		$ 1	$ 1	$ 1
Maximum percentage of total contributions to multi-employer pension fund		5.00%	5.00%	5.00%
Defined benefit pension plan
Target allocation and pension plan asset allocation
Number of defined benefit plans | plan					2
Requisite service period upon attaining age of 21 to be eligible for participation		1 year
Requisite age of employees to be eligible for participation		21 years
Contributions made to defined benefit pension plans	$ 10
Estimated fair value of plan assets		$ 122	$ 122		$ 114	122
Weighted-average assumptions
Long-term rate of increase in compensation levels (as a percent)		4.00%	4.00%	4.00%
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		$ 122
Employer contributions	$ 10
Fair value of plan assets at end of year		114	$ 122
Expected future net benefit payments
Funded status					(50)	(48)
Accumulated benefit obligation					143	144
Defined benefit pension plan | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		117	117		109	117
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		117
Fair value of plan assets at end of year		109	117
Defined benefit pension plan | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		5	5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		5	5
Defined benefit pension plan | Foreign equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		28	28		27	28
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		28
Fair value of plan assets at end of year		27	28
Defined benefit pension plan | Foreign equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		28	28		27	28
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		28
Fair value of plan assets at end of year		27	28
Defined benefit pension plan | Domestic equity securities
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		67	67		64	67
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		67
Fair value of plan assets at end of year		64	67
Defined benefit pension plan | Domestic equity securities | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		67	67		64	67
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		67
Fair value of plan assets at end of year		64	67
Defined benefit pension plan | Real estate mutual fund
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		9	9		8	9
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		9
Fair value of plan assets at end of year		8	9
Defined benefit pension plan | Real estate mutual fund | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		9	9		8	9
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		9
Fair value of plan assets at end of year		8	9
Defined benefit pension plan | Fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2	2		5	2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		2
Fair value of plan assets at end of year		5	2
Defined benefit pension plan | Fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		2	2		5	2
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		2
Fair value of plan assets at end of year		5	2
Defined benefit pension plan | Commodity mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		4	4		2	4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		4
Fair value of plan assets at end of year		2	4
Defined benefit pension plan | Commodity mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		4	4		2	4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		4
Fair value of plan assets at end of year		2	4
Defined benefit pension plan | International fixed income mutual funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		4	4		1	4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		4
Fair value of plan assets at end of year		1	4
Defined benefit pension plan | International fixed income mutual funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		4	4		1	4
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		4
Fair value of plan assets at end of year		1	4
Defined benefit pension plan | Money market funds
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		3	3		2	3
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		3
Fair value of plan assets at end of year		2	3
Defined benefit pension plan | Money market funds | Level 1
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		3	3		2	3
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		3
Fair value of plan assets at end of year		2	3
Defined benefit pension plan | Other
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		5	5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		5	5
Defined benefit pension plan | Other | Level 2
Target allocation and pension plan asset allocation
Estimated fair value of plan assets		5	5		$ 5	$ 5
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year		5
Fair value of plan assets at end of year		$ 5	$ 5
Defined benefit pension plan | Minimum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)					3.20%	3.15%	3.55%
Discount rate used to determine net periodic benefit cost (as a percent)		2.70%	3.55%	2.50%
Expected return on plan assets (as a percent)		6.75%	7.00%	6.50%
Defined benefit pension plan | Minimum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								20.00%
Defined benefit pension plan | Minimum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								10.00%
Defined benefit pension plan | Minimum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								10.00%
Defined benefit pension plan | Minimum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								40.00%
Defined benefit pension plan | Maximum
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)					4.80%	4.40%	5.20%
Discount rate used to determine net periodic benefit cost (as a percent)		4.40%	5.20%	4.15%
Expected return on plan assets (as a percent)		7.50%	8.00%	7.25%
Defined benefit pension plan | Maximum | Foreign equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								25.00%
Defined benefit pension plan | Maximum | Fixed income
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								25.00%
Defined benefit pension plan | Maximum | Alternative investments
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								15.00%
Defined benefit pension plan | Maximum | Domestic equity securities
Target allocation and pension plan asset allocation
Target Allocations (as a percent)								50.00%
Supplemental executive plans and retirement agreements
Expected future net benefit payments
Accumulated benefit obligation					$ 73	$ 73